Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Accumulated Other Comprehensive Income

	As of December 31,
	2011	2012
	US$	US$
Foreign currency translation adjustments	2,841	3,231

Accumulated other comprehensive income	2,841	3,231